THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
  FILED ON FEBRUARY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [   ]; Amendment Number:          4
                                                 ------------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Satellite Asset Management, L.P.
Address:        623 Fifth Avenue, 20th Floor
                New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher        New York, New York                October 22, 2003
----------------------        -------------------               ----------------
[Signature]                   [City, State]                     [Date]

Report Type (Check only one):

[X]      13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
         manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                 2
                                                                      ---
Form 13F Information Table Value Total:                            $6,956
                                                                   ------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                  FORM 13F INFORMATION TABLE
                                                SATELLITE ASSET MANAGEMENT, L.P.
                                             FOR QUARTER ENDED DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of Class   CUSIP      Value     Shrs/Prn  SH/   PUT/   Investment   Other      Voting Authority
--------------      --------------   -----      -----     --------  ---   ----   ----------   -----      ----------------
                                                (x/1000)  amt       PRN   CALL   Discretion   Managers   Sole        Shared     None
                                                -------   ------    ---   ----   ----------   --------   ----        ------     ----
------------------------------------------------------------------------------------------------------------------------------------
PRECISE SOFTWARE
SOLUTIONS L            ORD          M41450103    3,302    200,000    SH          SOLE                    200,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUINTILES TRANS-
NATIONAL CORP          COM          748767100    3,654    302,000    SH          SOLE                    302,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY:  2 DATA RECORDS                         6,956    0 OTHER MANAGERS    ON
                                                          WHOSE BEHALF REPORT IS
                                                          FILED